Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 08, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Related Party Transaction [Line Items]
Distribution payable to non-controlling interest		$ 108,840		$ 126,366	$ 31,041	$ 44,300
Investments in non-consolidated affiliates		444,407		454,936	124,061
Total financial royalty assets, net		$ 13,121,468		12,955,277
Treasury interests					4,266
Bristol-Myers Squibb
Related Party Transaction [Line Items]
Installment payments made during period			$ 24,300	24,300	171,000
Payments To Related Party Funded By Acquisitions | Bristol-Myers Squibb
Related Party Transaction [Line Items]
Installment payments made during period			12,100	$ 12,100	85,500
The Manager | Operating and Personnel Payments
Related Party Transaction [Line Items]
Quarterly payments to affiliates, percent of adjusted cash receipts (as a percent)		6.50%		6.50%
Quarterly payments to affiliates, percent of security investment (as a percent)		0.25%		0.25%
Amount calculated for operating and personal payment		$ 1,000		$ 1,000
Percent calculated for operating and personal payment		0.3125%		0.3125%
Operating and personnel payments incurred		$ 35,700		$ 112,500
The Manager | Former Operating and Personnel Payments
Related Party Transaction [Line Items]
Operating and personnel payments incurred			$ 19,700		60,000	$ 57,200
Increase in quarterly installment payments (as a percent)		5.00%		5.00%
Affiliated Entity | Royalty Distribution Payable To Legacy Investors Partnerships
Related Party Transaction [Line Items]
Distribution payable to non-controlling interest		$ 91,700		$ 100,000
Affiliated Entity | Royalty Distribution Payable to RP Select Finance Trust
Related Party Transaction [Line Items]
Distribution payable to non-controlling interest		17,100		26,300
Affiliated Entity | Assignment Agreement - Benefit of Payment Stream | Bristol-Myers Squibb
Related Party Transaction [Line Items]
Related party, rate (as a percent)	50.00%
Affiliated Entity | Assignment Agreement - Funding Obligations | Bristol-Myers Squibb
Related Party Transaction [Line Items]
Related party, rate (as a percent)	50.00%
Cumulative funding amount		162,400		162,400
Total financial royalty assets, net		$ 146,100		$ 150,600	150,300
Affiliated Entity | Acquisition Of Limited Partnership Interests In Affiliate
Related Party Transaction [Line Items]
Number of limited partnership interest acquired (in shares)		27,210		27,210
Treasury interests		$ 4,300		$ 4,300
Affiliated Entity | Acquisition Of Limited Partnership Interests In Affiliate | Non-Controlling Interest
Related Party Transaction [Line Items]
Treasury interests		$ 1,900		1,900	$ 4,300
Pablo Legorreta [Member] | Purchasing And Donating Ventilators
Related Party Transaction [Line Items]
Amount paid to CEO				$ 1,000
Equity Investment In Epizyme Inc.
Related Party Transaction [Line Items]
Investments in non-consolidated affiliates							$ 100,000